Segment Information (Details) - Schedule of Revenue and Operating Results by Segments - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Revenue and Operating Results by Segments [Line Items]
Revenues from external customers	$ 363,746	$ 282,413	$ 249,235
Depreciation and amortization	(4,868)	(5,078)	(4,055)
Segment income (loss) before tax	(15,007)	(10,674)	10,530
Auto service [Member]
Schedule of Revenue and Operating Results by Segments [Line Items]
Revenues from external customers	214,979	199,294	187,880
Depreciation and amortization	(2,759)	(3,452)	(3,404)
Segment income (loss) before tax	16,958	(8,109)	15,891
Auto eInsurance [Member]
Schedule of Revenue and Operating Results by Segments [Line Items]
Revenues from external customers	118,109	67,640	56,766
Depreciation and amortization	(1,914)	(1,558)	(578)
Segment income (loss) before tax	1,278	(2,212)	(4,256)
Others [Member]
Schedule of Revenue and Operating Results by Segments [Line Items]
Revenues from external customers	30,658	15,479	4,589
Depreciation and amortization	(195)	(68)	(73)
Segment income (loss) before tax	$ (33,243)	$ (353)	$ (1,105)